Reconciliation of Historical Net Income to Unaudited Pro Forma Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income (loss) available to common shareholders					$ 56	$ (813)	$ 4,043
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Income attributable to participating securities					109		3,365
Dividend paid to preferred shareholders			62,504
Series A 8% Convertible Preferred Stock cumulative dividends		3,964		11,703	15,913	4,507
Interest expense on new term loan facility, net of tax			(324)		(1,095)
Amortization of deferred financing fees related to new term loan facility, net of tax			(65)		(221)
Unaudited pro forma net income (loss)			$ (2,469)		$ 14,762